31. Segment information (Details 2) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Net operating revenue		R$ 56,635	R$ 49,388	R$ 44,634
Brazil [Member]
Disclosure of operating segments [line items]
Net operating revenue		54,484	49,388	44,634
Assai [Member]
Disclosure of operating segments [line items]
Net operating revenue		27,797	22,899	18,440
Extra / Compre Bem [Member]
Disclosure of operating segments [line items]
Net operating revenue		15,624	15,792	16,110
Pao de Acucar [Member]
Disclosure of operating segments [line items]
Net operating revenue		6,786	6,860	6,659
Proximidade [Member]
Disclosure of operating segments [line items]
Net operating revenue		1,273	1,182	1,085
Gas Stations / Drugstores / Delivery [Member]
Disclosure of operating segments [line items]
Net operating revenue		2,971	2,655	2,340
Other business
Disclosure of operating segments [line items]
Net operating revenue		34
Exito Group [Member]
Disclosure of operating segments [line items]
Net operating revenue	[1]	R$ 2,151

[1]	Includes sales in Colombia of R$ 1,694, Uruguay R$ 350 and Argentina of R$ 107.